VARIABLE INTEREST ENTITIES - Additional Information (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 30, 2016 USD ($)	Jan. 01, 2016 USD ($)	Jun. 30, 2017 vacation_ownership_unit
Variable Interest Entity [Line Items]
Noncontrolling interest	$ 0
Voluntary repurchase of defaulted notes receivable	28,000,000	$ 30,000,000	$ 25,000,000
Voluntary repurchase of other non-defaulted notes receivable	57,000,000	144,000,000	$ 146,000,000
Aggregate funding that could be required above the overcollateralization	5,000,000
Inventory	728,000,000	727,000,000
Other assets	166,000,000	122,000,000
Other	14,000,000	$ 16,000,000
Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Notes receivable (less than)	$ 1,000,000
Minimum
Variable Interest Entity [Line Items]
Limit to repurchasing defaulted mortgage notes at the outstanding principal balance	15.00%
Maximum
Variable Interest Entity [Line Items]
Limit to repurchasing defaulted mortgage notes at the outstanding principal balance	20.00%
New York City | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Capital leases, lessor balance sheet	$ 8,000,000
Maximum loss exposure, amount (less than)	2,000,000
Other Operating Leases | New York City
Variable Interest Entity [Line Items]
Minimum lease payments	7,000,000
Marco Island, Florida
Variable Interest Entity [Line Items]
Number of vacation ownership units acquired | vacation_ownership_unit				36
Marco Island, Florida | Florida | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Notes receivable (less than)	1,000,000
Maximum loss exposure, amount (less than)	1,000,000
Inventory	4,000,000
Other assets	2,000,000
Other	$ 8,000,000